Acquisitions	12 Months Ended
Dec. 31, 2017
Acquisitions [Abstract]
ACQUISITIONS
4.	ACQUISITIONS

Reverse Acquisition

The Company was a NASDAQ listed special purpose acquisition company formed for the purpose of effecting a merger, acquisition, or similar business combination. On August 18, 2017, the Company completed the acquisition of Borqs International in an all-stock transaction (the “Merger”). The Company issued 25,913,950 of its ordinary shares (“Merger Consideration Shares”) to Borqs International’s shareholders in exchange for the transfer of 100% equity interest in Borqs International to the Company and Borqs International became the Company’s wholly own subsidiary.

Of the Merger Consideration Shares, a total of 25,913,950 ordinary shares were issued to Borqs International’s shareholders at closing, with 942,467 of such shares deposited into escrow for indemnification obligations (“Indemnity shares”), 2,352,285 of such shares deposited in escrow subject to Borqs Technologies meeting certain earn-out requirements, (“Earnout Shares” and together with the Indemnity Shares, the “Escrow Shares”) in the event certain net income earnout conditions are met during the period from July 1, 2017 to June 30, 2018 (“Earnout Period”) and 1,178,084 ordinary shares were issued to a financial advisor engaged by Borqs International in connection with the Merger. As transfers between the shareholders of the Company, the Escrow Shares did not have any impact on the Company’s financial statements.

Additionally at the effective time of the Merger, the holders of Borqs International issued and outstanding warrants (Note 10) received replacement warrants to acquire an aggregate of 417,166 Borqs Technologies’ ordinary shares (“Replacement Warrants”), and the holders of Borqs International issued and outstanding options (Note 15) had their options assumed by Borqs Technologies to hold options to acquire Borqs Technologies’ ordinary shares upon the exercise of those options (“Assumed Options”).

Equity classified instruments including (i) an option to purchase up to 400,000 units at $10.00 per unit (“Unit Purchase Option”), (ii) 5,750,000 public warrants and (iii) 531,875 private warrants issued by the Company prior to the Merger remain outstanding. Each unit consists of one ordinary share of the Company, one right (convertible into one tenth of an ordinary share) and one warrant to purchase one half of one ordinary share at $12. Each public and private warrant also entitles the holder to purchase one half of one ordinary share at $12.00 per whole share.

Borqs International was determined as the accounting acquirer in the Merger in accordance with ASC 805, Business Combinations. This determination was primarily based on the Group comprising the ongoing operations, with its senior management operating the business going forward, and Borqs International’s shareholders having the majority voting power of the combined entity. Consequently, in the transaction with a special purpose acquisition company whereby the operating company, Borqs International was identified as the accounting acquirer, the Merger was treated as a capital transaction involving the issuance of the Company’s ordinary shares. The historical consolidated financial statements for all periods prior to the consummation of the Merger only reflect the historical consolidated financial statements of Borqs International. Subsequent to the Merger, the consolidated financial statements reflect the results of the combined entity. The historically issued and outstanding Borqs International’s ordinary shares have been recasted to retrospectively reflect the number of ordinary shares issued in the Merger in all periods presented.

As the Merger occurred between public accounting acquiree and a private accounting acquirer, the determination of consideration is based on the fair value of the legal acquirer’s stock. Difference between purchase consideration of US$45,734 transferred and net assets of US$18,059 acquired, which was predominately cash, was recorded in additional paid-in capital.

Transaction Expenses

Advisory, financing, integration and other transaction costs directly related to the Merger totaled US$15.3 million for the year ended December 31, 2017, including US$8.8 million in share-based compensation expense recorded for the ordinary shares issued to the financial advisors.